Income Fund (Prospectus Summary): | Income Fund
INCOME FUND

Supplement dated March 29, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Under the Principal Investment Strategies heading, delete the first paragraph and substitute:

The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2011 was 4.95 years. The Fund may also invest in foreign securities, including those from emerging markets, and real estate investment trust ("REIT") securities.